Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 170,170
Notice	765,443
Term	304,841
Total deposits	1,240,454	$ 1,214,136
Deposits subject to bank recapitalization Bail-in	36,800	27,600
Deposits	466,505	481,164
Financial liabilities designated at fair value through profit or loss	92,355	59,665
United States of America, Dollars
Disclosure Of Deposits From Customers [Line Items]
Total deposits	700,000	708,000
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	49,000	44,000
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	686,474
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	518,575
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	35,405
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	22,427
Notice	552,131
Term	51,980
Total deposits	626,538	625,200
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	291,917
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	334,621
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	14,102
Notice	208
Term	11,328
Total deposits	25,638	28,969
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	19,421
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	21
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,196
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	133,641
Notice	213,104
Term	119,760
Total deposits	466,505	481,164
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	29,600	40,500
Business and government [member] | TD Capital Trust IV [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	500	1,200
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	312,562
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	149,621
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,322
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	170,170
Notice	765,443
Term	183,068
Total deposits	1,118,681	1,135,333
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	623,900
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	484,263
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	10,518
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	29,445
Total deposits	29,445	19,177
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	14,219
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,009
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	12,217
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	92,328
Total deposits	92,328	59,626
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	48,355
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	31,303
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	12,670
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	67,849	55,920
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	82,849	76,099
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	618,625	604,625
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	471,123	472,913
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8	4,579
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 27	$ 39